INVESTMENT IN U.S. RESIDENTIAL DEVELOPMENTS	12 Months Ended
Dec. 31, 2023
Investment property [abstract]
INVESTMENT IN U.S. RESIDENTIAL DEVELOPMENTS	INVESTMENTS IN U.S. RESIDENTIAL DEVELOPMENTS
The Company makes investments in U.S. residential developments via equity investments and loan advances. Advances made to investments are added to the carrying value when paid; distributions from investments are deducted from the carrying value when received.

The following table presents the changes in the investments in U.S. residential developments for the years ended December 31, 2023 and December 31, 2022.

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022

Opening balance	$138,369	$143,153
Advances(1)	14,192	15,655
Distributions	(28,363)	(37,336)
Income from investments in U.S. residential developments(2)	30,773	16,897
Balance, end of year	$154,971	$138,369
(1) Advances to U.S. residential developments for December 31, 2022 include $2,760 in non-cash contributions related to the syndication of the Company's investment in Bryson MPC Holdings LLC to THPAS Development JV-2 LLC.
(2) There were no realized gains or losses included in the income from investments in U.S. residential developments for the year ended December 31, 2023 (2022 - nil).
The following tables present the ownership interests and carrying values of the Company’s investments in U.S. residential developments. The financial information below discloses each investee at 100% and at Tricon's ownership interests in the net assets of the investee.

	December 31, 2023
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Tricon's share of net assets(1)

Joint ventures and associates
Tricon Housing Partners US LP	USA	68%	$1,395	$43,881	$184	$—	$45,092	$30,820
THPAS Development JV-2 LLC	USA	20%	2,604	69,720	1,127	—	71,197	14,179
Viridian Equity LP	USA	18%	16	49,563	—	—	49,579	8,899
McKinney Project Equity LLC	USA	44%	—	133,038	—	—	133,038	58,204
THPAS Holdings JV-1 LLC	USA	11%	24,393	229,238	182	—	253,449	28,161
Remaining investments(2)	USA and Canada	7% - 22%	55,110	142,000	38,278	—	158,832	14,708
Total			$83,518	$667,440	$39,771	$—	$711,187	$154,971

		December 31, 2022
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Tricon's share of net assets(1)

Joint ventures and associates
Tricon Housing Partners US LP	USA	68%	$1,236	$44,363	$118	$—	$45,481	$27,837
Viridian Equity LP	USA	18%	4	67,659	4	—	67,659	12,140
McKinney Project Equity LLC	USA	44%	—	119,575	—	—	119,575	52,314
THPAS Holdings JV-1 LLC	USA	11%	5,545	182,490	593	—	187,442	20,829
Remaining investments(2)	USA and Canada	7% -22%	18,695	247,584	5,600	—	260,679	25,249
Total			$25,480	$661,671	$6,315	$—	$680,836	$138,369
(1)Tricon's share of net assets could vary significantly from its pro-rata share due to the waterfall distribution model which incorporates subordination adjustments that are governed by each venture and partnership agreement.
(2) Includes Tricon's investments in U.S. residential developments that are individually immaterial. See Note 3 for a list of all U.S. residential development investments.

	For the year ended December 31, 2023
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Revenue	Expenses	Fair value gains (losses)	Net and other comprehensive income	Tricon's share of net income(1)

Joint ventures and associates
Tricon Housing Partners US LP	USA	68%	$6,512	$(68)	$(3,583)	$2,861	$2,984
THPAS Development JV-2 LLC	USA	20%	18,033	(10,253)	—	7,780	1,681
Viridian Equity LP	USA	18%	—	—	13,509	13,509	2,427
McKinney Project Equity LLC	USA	44%	—	—	41,153	41,153	18,004
THPAS Holdings JV-1 LLC	USA	11%	252	(3,169)	23,198	20,281	2,325
Remaining investments(2)	USA and Canada	7% - 22%	3,391	(676)	30,640	33,355	3,352
Total			$28,188	$(14,166)	$104,917	$118,939	$30,773

	For the year ended December 31, 2022
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Revenue	Expenses	Fair value gains (losses)	Net and other comprehensive income	Tricon's share of net income(1)

Joint ventures and associates
Tricon Housing Partners US LP	USA	68%	$6,253	$(75)	$(1,676)	$4,502	$4,577
Viridian Equity LP	USA	18%	—	—	13,538	13,538	2,430
McKinney Project Equity LLC	USA	44%	—	—	9,588	9,588	4,128
THPAS Holdings JV-1 LLC	USA	11%	490	(2,852)	6,524	4,162	455
Remaining investments(2)	USA and Canada	7% - 22%	4,324	(3,524)	49,290	50,090	5,307
Total			$11,067	$(6,451)	$77,264	$81,880	$16,897
(1) Tricon's share of net income could vary significantly from its pro-rata share due to the waterfall distribution model which incorporates subordination adjustments that are governed by each venture and partnership agreement.
(2) Includes Tricon's investments in U.S. residential developments that are individually immaterial. See Note 3 for a list of all U.S. residential development investments.

Based on the assessment of current economic conditions, there are no indicators of impairment of the Company's investments in U.S. residential developments as at December 31, 2023.
Valuation methodology

The investments are measured at fair value (excluding THPAS Development JV-2 LLC) as determined by the Company’s proportionate share of the fair value of each Investment Vehicle’s net assets at each measurement date. The fair value of each Investment Vehicle’s net assets is determined by the waterfall distribution calculations specified in the relevant governing agreements. The inputs into the waterfall distribution calculations include the fair values of the land development and homebuilding projects and working capital held by the Investment Vehicles. The fair values of the land development and homebuilding projects are based on appraisals prepared by external third-party valuators or on internal valuations using comparable methodologies and assumptions. THPAS Development JV-2 LLC is measured at cost under the equity method and not recorded at fair value as the entity itself is not considered to be an investment entity.

The residential real estate development business involves significant risks that could adversely affect the fair value of Tricon's investments in for-sale housing, especially in times of economic uncertainty. Quantitative information about fair value measurements of the investments uses the following significant unobservable inputs (Level 3):

		December 31, 2023		December 31, 2022
Valuation technique(s)	Significant unobservable input	Range of inputs	Weighted average of inputs	Range of inputs	Weighted average of inputs	Other inputs and key information

Net asset value, determined using discounted cash flow Waterfall distribution model	a) Discount rate (1) b) Future cash flow c) Appraised value	8.0% - 20.0%	18.1%	8.0% - 20.0%	17.7%	Entitlement risk, sales risk and construction risk are taken into account in determining the discount rate.

Price per acre of land, timing of project funding requirements and distributions.

Estimated probability of default.
		Less than 1 - 8 years	5.9 years	1 - 10 years	7.2 years
(1) Generally, an increase in future cash flow will result in an increase in the fair value of fund equity investments. An increase in the discount rate will result in a decrease in the fair value of fund equity investments. The same percentage change in the discount rate will result in a greater change in fair value than the same absolute percentage change in future cash flow.

Sensitivity

For those investments valued using discounted cash flows, an increase of 2.5% in the discount rate results in a decrease in fair value of $7,372 and a decrease of 2.5% in the discount rate results in an increase in fair value of $8,341 (December 31, 2022 - ($9,445) and $10,629, respectively).